Loans - Troubled Debt Restructurings On Financing Receivables (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	¥ 454	¥ 298
Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	445	278
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	412	237
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	28	35
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	5	5
Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2],[3]	9	20
Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	443	280
Term Extension | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	441	265
Term Extension | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	408	227
Term Extension | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	28	34
Term Extension | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Term Extension | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	5	4
Term Extension | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	2	15
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]		5
Interest rate reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Interest rate reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Interest rate reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Interest rate reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Interest rate reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Interest rate reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]		5
Term Extension And Interest Rate Reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]		6
Term Extension And Interest Rate Reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]		6
Term Extension And Interest Rate Reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]		4
Term Extension And Interest Rate Reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]		2
Term Extension And Interest Rate Reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Term Extension And Interest Rate Reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]
Term Extension And Interest Rate Reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]		1
Principal Forgiveness
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Principal Forgiveness | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Principal Forgiveness | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Principal Forgiveness | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Principal Forgiveness | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Principal Forgiveness | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Principal Forgiveness | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		10	6
Other | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	6
Other | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	6
Other | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Other | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Other | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount
Other | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	¥ 7

[1]	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at March 31, 2024 and 2025.
[2]	The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.
[3]	The majority of total foreign consist of corporate.
[4]	The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 12.1 months and 11.0 months, and reducing the weighted-average contractual interest rate by 0.6% and 0.5% for the fiscal years ended March 31, 2024 and 2025, respectively.